Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Amount outstanding	$ 209,406	$ 191,226
Federal Home Loan Bank of New York [Member]
Short-term Debt [Line Items]
Amount outstanding	0	0
Federal Reserve Bank of New York [Member]
Short-term Debt [Line Items]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Line Items]
Amount outstanding	209,406	191,226	$ 189,116
Maximum amount outstanding at any month end	209,406	194,738	209,370
Average amount outstanding	$ 185,672	$ 184,725	$ 189,430
Weighted average interest rate, For the year	0.59%	0.66%	0.74%
Weighted average interest rate, As of year end	0.59%	0.60%	0.72%